SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Other than temporary impairment of marketable securities	$ 0	$ 0	$ 0
Gain on sale of marketable securities previously impaired	13	11	0
Reimbursement revenue	256	362	452
Advertising expense	450	301	220
Severance expense	$ 426	$ 159	$ 221
Weighted average number of anti-dilutive shares excluded from the calculation of diluted net earnings	471,962	778,545	595,439
Provision for doubtful accounts	$ 24	$ 20
Bad debt expense	4	$ 20	$ 0
Cumulative-effect adjustment in accumulated deficit for forfeiture fair value amount	$ 103